Financial Assets at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2025
Financial Assets at Fair Value Through Profit or Loss
Financial Assets at Fair Value Through Profit or Loss

Note 8.  Financial Assets at Fair Value Through Profit or Loss

Following is a summary of financial assets at fair value through profit or loss as of December 31, 2024 and 2025:

	December 31,	December 31,
	2024	2025

	(in thousands)
Money market fund	$2,140	24,732
Equity securities-unlisted company	23,554	26,758
Warrant-unlisted company	—	1,030
	$25,694	52,520
Current	$2,140	26,004
Non-current	23,554	26,516
	$25,694	52,520

Net gain of $1,655 thousand, $1,363 thousand and $1,472 thousand, was recognized under changes in fair value of financial assets at fair value through profit or loss in the consolidated statement of profit or loss for the years ended December 31, 2023, 2024 and 2025, respectively.

As of December 31, 2024 and 2025, no financial assets at fair value through profit or loss were pledged with banks as collaterals.